Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
IMS Capital Value Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Capital Value Fund
Class Name	Institutional Class
Trading Symbol	IMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the IMS Capital Value Fund (the “Value Fund”) for the six month ended December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com
Expenses [Text Block]

What were the Value Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$93	1.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Value Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	21.38%	11.66%	9.13%
S&P 500® Total Return Index	25.02%	14.51%	13.09%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 52,528,789
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 316,454
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What are some Value Fund statistics?
Fund Statistics
Total Net Assets	$52,528,789	Investment Advisory Fees Paid	$316,454
Number of Portfolio Holdings	34	Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Value Fund invest in?

Sector Allocation (as a % of Portfolio)
Information Technology	28.67%	Industrials	8.10%
Communication Services	16.91%	Utilities	2.56%
Consumer Discretionary	16.55%	Consumer Staples	2.44%
Financials	12.98%	Energy	2.01%
Health Care	9.22%	Cash and Cash Equivalents	0.56%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
NVIDIA Corp.	10.23%	Microsoft Corp.	5.06%
Meta Platforms, Inc. – Class A	9.14%	Apple, Inc.	4.77%
Amazon.com, Inc.	6.08%	General Electric Co.	4.49%
Alphabet, Inc. – Class C	5.80%	Boeing Co.	3.61%
Wells Fargo & Co., Inc.	5.75%	Starbucks Corp.	3.43%

Material Fund Change [Text Block]	How has the Value Fund changed? The Value Fund did not have any material changes that occurred since the beginning of the Reporting Period.
IMS Strategic Income Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	IMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the IMS Strategic Income Fund (the “Income Fund”) for the six months ended December 31, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com
Expenses [Text Block]

What were the Income Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	2.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Average Annual Return [Table Text Block]

How has the Income Fund performed during the past 10 years?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	0.42%	1.54%	(2.07)%
Bloomberg Barclays U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 12,560,753
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 15,588
Investment Company, Portfolio Turnover	69.42%
Additional Fund Statistics [Text Block]	What are some Income Fund statistics?
Fund Statistics
Total Net Assets	$12,560,753	Investment Advisory Fees Paid	$15,588
Number of Portfolio Holdings	26	Portfolio Turnover Rate	69.42%

Holdings [Text Block]

What did the Income Fund invest in?

Security Type and Sector Allocation (as a % of Portfolio)
Corporate Bonds:		Common Stock:
Consumer Discretionary	23.99%	Health Care	1.84%
Communication Services	11.09%	Industrials	1.79%
Information Technology	7.32%	Financials	1.78%
Energy	6.64%	Energy	1.65%
Real Estate	4.82%	Structured Notes:
Financials	4.64%	Financials	15.71%
Health Care	3.77%	Government Bond	14.56%
Cash and Cash Equivalents	0.40%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Bond (Government Bond)	14.60%	Navient Corp. (Corporate Bond)	4.65%
Staples, Inc. (Corporate Bond)	5.79%	Bank of Montreal (Structured Note)	4.60%
Royal Caribbean Cruises Ltd. (Corporate Bond)	5.28%	Ford Motor Co. (Corporate Bond)	4.40%
Service Properties Trust (Corporate Bond)	4.83%	Societe Generale SA (Structured Note)	4.29%
Mattel, Inc. (Corporate Bond)	4.71%	Paramount Global (Corporate Bond)	4.22%

Material Fund Change [Text Block]	How has the Income Fund changed? The Income Fund did not have any material changes that occurred since the beginning of the Reporting Period.